Condensed Financial Information of Registrant - Guarantees - Additional Information (Detail) (ABL Facility [Member])	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
ABL Facility [Member]
Parent Company Only Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%